ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Receivables [Abstract]
Notes receivable	$ 68,953	$ 54,830
Accounts receivable	326,413	342,862
Allowance for credit losses	(77,603)	(66,839)
Accounts receivable and Notes receivable, net	$ 317,763	$ 330,853